Income taxes (Details 8) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Deferred tax assets:
Other current assets	¥ 9,549	¥ 10,438
Other non-current assets	4,999	1,559
Deferred tax assets and liabilities:
Other current liabilities	(2,812)	(1,725)
Other long-term liabilities	(26,935)	(18,159)
Net deferred tax liabilities	15,199	¥ 7,887
Undistributed earnings of foreign subsidiaries	242,366
Undistributed earnings of foreign subsidiaries, future estimated additional deferred tax liability	¥ 19,044